Credit facility (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit facility
Borrowing capacity		$ 100,000,000	$ 19,000,000
Outstanding amount		$ 30,000,000	$ 10,000,000
Weighted average interest rate (as a percent)		3.35%	3.37%
Term of credit facility		1 year
Prime Rate
Credit facility
Margin rate (as a percent)		0.50%
Revolving Credit Facility
Credit facility
Borrowing capacity	$ 100,000,000	$ 24,000,000
Outstanding amount	0	30,000,000
Unamortized loan origination costs	$ 0	$ 62,000
Margin rate (as a percent)	0.50%
Revolving Credit Facility | Prime Rate
Credit facility
Weighted average interest rate (as a percent)	4.47%	3.35%